Oak Associates Funds
3875 Embassy Parkway, Suite 250
Akron, Ohio 44333

March 2, 2017

Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re:	Oak Associates Funds
Statement of Certification Pursuant to Rule 497(j)
(Oak Associates Funds File Nos. 333-42115 and 811-08549)

To whom it may concern:

Oak Associates Funds (the "Trust") hereby certifies that the form of combined Prospectus and combined Statement of Additional Information for the White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund, being all of the series of the Trust, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A which was filed electronically on February 24, 2017 (Accession No. 0001398344-17-002346).

Oak Associates Funds

/s/ Charles A. Kiraly
By: Charles A. Kiraly
Title: President and Chief Executive Officer